Note 15 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	Precious Metals trading	Investment advisory services	Institutional subscription services	Total
Balance as of January 1, 2012	$-	$-	$-	$-
Acquisition of CFO East Win (Note 3)	-	3,033,068	-	3,033,068
Exchange difference	-	16,213	-	16,213
Balance as of December 31, 2012	$-	$3,049,281	$-	$3,049,281

Acquisition of CFO Tahoe (Note 3)	7,056,338	-	-	7,056,338
Acquisition of Champion Connection's business (Note3)	-	4,867,660	1,676,490	6,544,150
Acquisition of CFO Netinfo (Note 3)	-	168,887	-	168,887
Exchange difference	59,141	96,640	-	155,781
Balance as of December 31, 2013	$7,115,479	$8,182,468	$1,676,490	$16,974,437

Impairment of CFO East Win	-	(3,112,365)	-	(3,112,365)
Impairment of Champion Connection's business	-	(4,867,660)	-	(4,867,660)
Disposal of Champion Connection's business (Note 4)	-	-	(1,676,490)	(1,676,490)
Impairment of CFO Netinfo	-	(169,500)	-	(169,501)
Exchange difference	(25,699)	(32,943)	-	(58,641)
Balance as of December 31, 2014	$7,089,780	$-	$-	$7,089,780